Emerging Markets Growth Fund, Inc. 333 South Hope Street Los Angeles, California 90071-1406

September 6, 2016

VIA EDGAR

Office of Disclosure

Division of Investment Management

United States Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re: Emerging Markets Growth Fund, Inc. (the “Registrant”)

Registration Nos. 333-74995 and 811-04692

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), I hereby certify that no changes have been made to the form of Prospectus and Statement of Additional Information since the electronic filing on August 31, 2016 of the Registrant’s Post-Effective Amendment No. 27 under the Act and Amendment No. 58 under the Investment Company Act of 1940.

Sincerely,

/s/ Laurie D. Neat

Laurie D. Neat

Secretary